UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21073

Bragg Capital Trust
(Exact name of registrant as specified in charter)

1031 South Caldwell Street
Suite 200
Charlotte, NC 28203
 (Address of principal executive offices)(zip code)

1031 South Caldwell Street
Suite 200
Charlotte, NC 28203
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (704) 714-7711

Date of fiscal year end: May 31

Date of reporting period: February 28, 2017

Item 1. Schedule of Investments

Queens Road Value Fund
SCHEDULE OF INVESTMENTS
As of 02/28/2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 93.2%
	AEROSPACE/DEFENSE – 5.3%
8,000	General Dynamics Corp.	$1,518,480
6,600	United Technologies Corp.	742,830
		2,261,310
	APPAREL – 1.7%
14,000	VF Corp.	734,300

	BANKS – 5.6%
14,500	Bank of New York Mellon Corp.	683,530
9,000	JPMorgan Chase & Co.	815,580
11,000	State Street Corp.	876,810
		2,375,920
	BUILDING MATERIALS – 0.9%
6,380	Fortune Brands Home & Security, Inc.	368,955

	CHEMICALS – 2.6%
12,000	LyondellBasell Industries NV, Class A	1,094,880

	COMPUTERS – 4.8%
46,378	Hewlett Packard Enterprise Co.	1,058,346
5,500	International Business Machines Corp.	989,010
		2,047,356
	COSMETICS/PERSONAL CARE – 3.7%
8,800	Procter & Gamble Co.	801,416
16,400	Unilever PLC ADR	778,672
		1,580,088
	DIVERSIFIED FINANCIAL SERVICES – 8.5%
18,000	American Express Co.	1,441,080
9,000	Ameriprise Financial, Inc.	1,183,500
10,000	Franklin Resources, Inc.	430,400
7,900	T Rowe Price Group, Inc.	562,559
		3,617,539
	ELECTRIC – 4.7%
13,000	American Electric Power Co., Inc.	870,610
8,284	Duke Energy Corp.	683,844
8,400	Southern Co.	426,888
		1,981,342
	ELECTRONICS – 2.3%
3,400	Allegion PLC	246,806
20,000	Corning, Inc.	552,200
3,150	Fortive Corp.	181,598
		980,604
	FOOD – 1.6%
3,000	Kraft Heinz Co.	274,530

Queens Road Value Fund
SCHEDULE OF INVESTMENTS
As of 02/28/2017 (Unaudited)

Number of Shares		Value

9,000	Mondelez International, Inc., Class A	$395,280
		669,810
	HEALTHCARE-PRODUCTS – 1.8%
6,300	Danaher Corp.	538,965
3,022	Medtronic PLC	244,510
		783,475
	HEALTHCARE-SERVICES – 2.8%
7,300	Anthem, Inc.	1,203,186

	HOLDING COMPANIES-DIVERSIFIED – 1.8%
28,800	Leucadia National Corp.	766,656

	HOUSEHOLD PRODUCTS/WARES – 3.0%
7,586	Clorox Co.	1,037,841
1,717	Kimberly-Clark Corp.	227,588
		1,265,429
	INSURANCE – 4.4%
3	Berkshire Hathaway, Inc., Class A*	771,300
10,000	Prudential Financial, Inc.	1,105,400
		1,876,700
	INTERNET – 1.6%
24,000	Symantec Corp.	685,680

	MEDIA – 4.4%
5,166	Time Warner, Inc.	507,353
30,500	Twenty-First Century Fox, Inc.	912,560
10,000	Viacom, Inc., Class B	434,500
		1,854,413
	MISCELLANEOUS MANUFACTURING – 8.4%
5,100	3M Co.	950,385
18,000	Eaton Corp. PLC	1,295,640
10,200	Ingersoll-Rand PLC	809,472
9,076	Pentair PLC	526,953
		3,582,450
	OIL & GAS – 0.9%
4,700	Exxon Mobil Corp.	382,204

	PHARMACEUTICALS – 6.2%
5,000	Bristol-Myers Squibb Co.	283,550
9,000	GlaxoSmithKline PLC ADR	373,320
13,820	Merck & Co., Inc.	910,323
31,000	Pfizer, Inc.	1,057,720
		2,624,913
	RETAIL – 1.3%
4,225	McDonald’s Corp.	539,321

Queens Road Value Fund
SCHEDULE OF INVESTMENTS
As of 02/28/2017 (Unaudited)

Number of Shares		Value

	SEMICONDUCTORS – 2.2%
26,000	Intel Corp.	$941,200

	SOFTWARE – 5.4%
19,500	Microsoft Corp.	1,247,610
25,000	Oracle Corp.	1,064,750
		2,312,360
	TELECOMMUNICATIONS – 6.5%
30,020	AT&T, Inc.	1,254,536
30,000	Cisco Systems, Inc.	1,025,400
10,000	Verizon Communications, Inc.	496,300
		2,776,236
	TRANSPORTATION – 0.8%
3,000	Union Pacific Corp.	323,820

	TOTAL COMMON STOCKS (Cost $23,649,157)	39,630,147

	EXCHANGE-TRADED FUNDS – 0.9%
	COMMODITY FUND – 0.9%
30,000	iShares Gold Trust*	361,200

	TOTAL EXCHANGE-TRADED FUNDS (Cost $295,770)	361,200

	SHORT-TERM INVESTMENTS – 5.8%
2,476,149	Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class, 0.47%**	2,476,149

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,476,149)	2,476,149

	TOTAL INVESTMENTS – 99.9% (Cost $26,421,076)	42,467,496
	Other Assets in Excess of Liabilities – 0.1%	53,515

	TOTAL NET ASSETS –100.0%	$42,521,011

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income Producing.
**	Variable rate security; the coupon rate shown represents the yield at February 28, 2017.

See accompanying Notes to Schedule of Investments.

Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of 02/28/2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 81.7%
	AEROSPACE/DEFENSE – 6.6%
32,398	Astronics Corp.*	$1,085,657
4,859	Astronics Corp., Class B*	166,324
47,315	Cubic Corp.	2,486,403
42,005	Ducommun, Inc.*	1,294,174
54,379	Orbital ATK, Inc.	5,025,707
		10,058,265
	APPAREL – 3.5%
57,912	Deckers Outdoor Corp.*	3,059,491
63,839	Delta Apparel, Inc.*	1,117,821
158,959	Iconix Brand Group, Inc.*	1,225,574
		5,402,886
	BANKS – 3.0%
164,363	Hilltop Holdings, Inc.	4,664,622

	CHEMICALS – 1.7%
71,091	CSW Industrials, Inc.*	2,637,476

	COMMERCIAL SERVICES – 1.2%
170,487	RPX Corp.*	1,832,735

	COMPUTERS – 1.3%
11,000	DST Systems, Inc.	1,315,600
34,944	Syntel, Inc.	618,159
		1,933,759
	DISTRIBUTION/WHOLESALE – 2.3%
43,212	Anixter International, Inc.*	3,599,560

	ELECTRICAL COMPONENTS & EQUIPMENT – 0.3%
17,600	Graham Corp.	385,968

	ELECTRONICS – 6.9%
26,722	SYNNEX Corp.	3,124,336
41,552	Tech Data Corp.*	3,615,024
242,977	Vishay Intertechnology, Inc.	3,851,186
		10,590,546
	FOOD – 1.3%
151,900	Darling Ingredients, Inc.*	1,976,219

	FOREST PRODUCTS & PAPER – 2.0%
75,842	Schweitzer-Mauduit International, Inc.	3,111,797

	GAS – 5.6%
72,040	New Jersey Resources Corp.	2,838,376
53,741	South Jersey Industries, Inc.	1,882,010

Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of 02/28/2017 (Unaudited)

Number of Shares		Value

81,402	UGI Corp.	$3,926,018
		8,646,404
	HEALTHCARE-PRODUCTS – 0.7%
15,000	STERIS PLC	1,051,950

	HOME FURNISHINGS – 1.2%
17,075	Harman International Industries, Inc.	1,905,912

	INSURANCE – 8.9%
12,145	American National Insurance Co.	1,458,615
53,125	Aspen Insurance Holdings Ltd.	2,977,656
28,932	CNO Financial Group, Inc.	604,968
31,194	Crawford & Co., Class B	337,519
5,410	EMC Insurance Group, Inc.	150,398
8,679	Endurance Specialty Holdings Ltd.	806,539
96,182	Horace Mann Educators Corp.	4,030,026
56,217	RLI Corp.	3,285,884
		13,651,605
	LEISURE TIME – 1.4%
106,900	Vista Outdoor, Inc.*	2,162,587

	MACHINERY-CONSTRUCTION & MINING – 2.8%
62,942	Oshkosh Corp.	4,273,132

	MACHINERY-DIVERSIFIED – 3.4%
47,913	Graco, Inc.	4,348,584
33,066	Hurco Cos., Inc.	909,315
		5,257,899
	MEDIA – 5.1%
72,021	Meredith Corp.	4,515,716
74,712	Scholastic Corp.	3,366,523
		7,882,239
	METAL FABRICATE/HARDWARE – 2.5%
67,118	LB Foster Co.	936,296
65,000	Timken Co.	2,873,000
		3,809,296
	MISCELLANEOUS MANUFACTURING – 3.2%
10,300	Chase Corp.	941,935
9,330	Colfax Corp.*	355,007
24,600	Crane Co.	1,778,334
44,875	Fabrinet*	1,864,556
		4,939,832
	PHARMACEUTICALS – 4.0%
111,241	Owens & Minor, Inc.	4,013,575
38,037	Prestige Brands Holdings, Inc.*	2,153,655
		6,167,230

Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of 02/28/2017 (Unaudited)

Number of Shares		Value

	RETAIL – 0.9%
50,883	Urban Outfitters, Inc.*	$1,324,485

	SEMICONDUCTORS – 2.3%
65,413	Synaptics, Inc.*	3,476,701

	SOFTWARE – 2.2%
86,551	CSG Systems International, Inc.	3,410,975

	TELECOMMUNICATIONS – 2.9%
14,096	Black Box Corp.	126,864
81,078	Plantronics, Inc.	4,342,538
		4,469,402
	TEXTILES – 2.4%
27,213	UniFirst Corp.	3,622,050

	TRUCKING & LEASING – 2.1%
77,083	Greenbrier Cos., Inc.	3,241,340

	TOTAL COMMON STOCKS (Cost $88,000,025)	125,486,872

	MUTUAL FUNDS – 0.9%
106,846	Central Fund of Canada Ltd., Class A**	1,350,533

	TOTAL MUTUAL FUNDS (Cost $1,318,331)	1,350,533

	SHORT-TERM INVESTMENTS – 17.4%
26,803,357	Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class, 0.47%***	26,803,357

	TOTAL SHORT-TERM INVESTMENTS (Cost $26,803,357)	26,803,357

	TOTAL INVESTMENTS – 100.0% (Cost $116,121,713)	153,640,762
	Other Assets in Excess of Liabilities – 0.0%	2,271

	TOTAL NET ASSETS –100.0%	$153,643,033

PLC – Public Limited Company

*	Non-income Producing.
**	Passive foreign investment company.
***	Variable rate security; the coupon rate shown represents the yield at February 28, 2017.

See accompanying Notes to Schedule of Investments.

Notes to Schedules of Investments (Unaudited)

Federal Tax Information

At May 31, 2016, gross unrealized appreciation and depreciation of investments based on cost for federal income tax purposes were as follows:

	Value Fund	Small Cap Value Fund
Cost of Investments	$27,120,203	$119,484,033

Gross unrealized appreciation	$13,268,092	$30,042,338
Gross unrealized depreciation	(365,512)	(836,255)
Net unrealized appreciation on investments	$12,902,580	$29,206,083

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and timing differences in recognizing certain gains and losses in security transactions.

Security Valuation

Securities, including common stocks and exchange traded funds, which are traded on a national securities exchange are valued at the last quoted sales price, and generally classified as a Level 1 investment. Investments in mutual funds, including money market funds, are valued at the ending net asset value provided by the funds, and generally classified as a Level 1 investment. If there are no sales reported, the Funds’ portfolio securities will be valued using the last reported bid price. Short-term obligations are generally classified as a Level 2 investment. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Trust’s Board of Trustees, and generally classified as a Level 3 investment.

In accordance with accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common Stocks, Exchange-Traded Funds, and Mutual Funds are generally categorized as Level 1.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Fixed income securities, repurchase agreements, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Funds did not hold any Level 2 or Level 3 securities during the period ended February 28, 2017. There were no transfers into and out of any level during the current year. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of February 28, 2017:

Value Fund
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Security Type
Common Stocks*	$39,630,147	$-	$-	$39,630,147
Exchange-Traded Funds	361,200	-	-	361,200
Short-Term Investments	2,476,149	-	-	2,476,149
Total	$42,467,496	$-	$-	$42,467,496

Small Cap Value Fund
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Security Type
Common Stocks*	$125,486,872	$-	$-	$125,486,872
Mutual Funds	1,350,533	-	-	1,350,533
Short-Term Investments	26,803,357	-	-	26,803,357
Total	$153,640,762	$-	$-	$153,640,762

*	All sub-categories within common stocks represent Level 1 investments. See Schedules of Investments for industry categories.

Item 2. Controls and Procedures

a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bragg Capital Trust

/s/ Steven H. Scruggs
By: Steven H. Scruggs
President
April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven H. Scruggs
By: Steven H. Scruggs
President
April 28, 2017

/s/ Benton S. Bragg
By: Benton S. Bragg
Treasurer
April 28, 2017